Compensation and benefits (Tables)	6 Months Ended
Jun. 30, 2021
Compensation and benefits
in	2Q21	1Q21	2Q20	6M21	6M20
Compensation and benefits (CHF million)
Salaries and variable compensation	1,997	1,849	2,234	3,846	4,143
Social security	166	158	172	324	340
Other [1]	193	200	188	393	427
Compensation and benefits	2,356	2,207	2,594	4,563	4,910
1
Includes pension-related expenses of CHF 120 million, CHF 130 million, CHF 113 million, CHF 250 million and CHF 263 million in 2Q21, 1Q21, 2Q20, 6M21 and 6M20, respectively, relating to service costs for defined benefit pension plans and employer contributions for defined contribution pension plans.

Bank
Compensation and benefits
in	6M21	6M20
Compensation and benefits (CHF million)
Salaries and variable compensation	3,449	3,711
Social security	278	293
Other [1]	369	416
Compensation and benefits	4,096	4,420
1
Includes pension-related expenses of CHF 250 million and CHF 272 million in 6M21 and 6M20, respectively, relating to service costs for defined benefit pension plans and employer contributions for defined contribution pension plans.